Acquistions Pro forma Information (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Aug. 02, 2015	Aug. 03, 2014	Jul. 28, 2013
Business Acquisition, Pro Forma Information [Abstract]
Business Acquisition, Pro Forma Revenue	$ 8,174	$ 8,372	$ 8,327
Business Acquisition, Pro Forma Net Income (Loss)	$ 668	$ 789	$ 938
Business Acquisition, Pro Forma Earnings Per Share, Diluted	$ 2.13	$ 2.50	$ 2.96